10Q UNAUDITED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues	$ 1,808,687	$ 1,834,094
Operating expenses:
Cost of service	488,865	499,054
Selling, general and administrative	943,719	975,449
Net (gain) loss on business dispositions	(3,993)	0
Total costs and expenses	1,428,591	1,474,503
Operating income	380,096	359,591
Interest and other income	38,040	35,007
Interest and other expense	(148,157)	(154,357)
Total nonoperating income (expense)	(110,117)	(119,350)
Income (loss) from continuing operations before income taxes and equity in income of equity method investments	269,979	240,241
Income tax expense	44,917	6,693
Income from continuing operations before equity in income of equity method investments	225,062	233,548
Equity in income of equity method investments, net of tax	18,249	16,378
Income (loss) from continuing operations	243,311	249,926
Income from discontinued operations, net of tax	69,461	73,136
Net income	312,772	323,062
Net income attributable to noncontrolling interests	(7,038)	(9,755)
Net income attributable to Global Payments	$ 305,734	$ 313,307
Basic earnings per share attributable to Global Payments:
Continuing operations (in USD per share)	$ 0.96	$ 0.94
Discontinued operations (in USD per share)	0.28	0.28
Discontinued operations (in USD per share)	1.24	1.22
Diluted earnings per share attributable to Global Payments:
Continuing operations (in USD per share)	0.96	0.94
Discontinued operations (in USD per share)	0.28	0.28
Total diluted earnings per share attributable to Global Payments (in USD per share)	$ 1.24	$ 1.22